Consolidated Statements of Convertible Preferred Stock and Stockholders’ Equity (Deficit) - USD ($) $ in Thousands	Series A Convertible Preferred Stock	Series B Convertible Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total
Balance at Dec. 31, 2021	$ 12,367	$ 1,272		$ 114	$ (20,575)	$ (91)	$ (20,552)
Balance (in Shares) at Dec. 31, 2021	2,550,763	491,222	98,995
Stock-based compensation expense				2,897			2,897
Issuance of common stock and warrants, net of issuance costs				13,765			13,765
Issuance of common stock and warrants, net of issuance costs (in Shares)			320,000
Common stock issued upon conversion of Series A preferred stock	$ (12,367)			12,367			12,367
Common stock issued upon conversion of Series A preferred stock (in Shares)	(2,550,763)		244,773
Common stock issued upon conversion of Series B preferred stock		$ (1,272)		1,272			1,272
Common stock issued upon conversion of Series B preferred stock (in Shares)		(491,222)	24,561
Common stock issued upon conversion of debt			$ 1	13,867			13,868
Common stock issued upon conversion of debt (in Shares)			395,542
Common stock issued for services				1,561			1,561
Common stock issued for services (in Shares)			39,809
Other comprehensive income (loss)						(9)	(9)
Net loss					(18,917)		(18,917)
Balance at Dec. 31, 2022			$ 1	45,843	(39,492)	(100)	6,252
Balance (in Shares) at Dec. 31, 2022			1,123,680
Stock-based compensation expense				4,145			4,145
Release of restricted stock units
Release of restricted stock units (in Shares)			61,200
Issuance of common stock and warrants, net of issuance costs			$ 1	4,807			4,808
Issuance of common stock and warrants, net of issuance costs (in Shares)			1,000,000
Issuance of common stock, net of issuance costs			$ 1	494			495
Issuance of common stock, net of issuance costs (in Shares)			232,100
Common stock issued for services				289			289
Common stock issued for services (in Shares)			98,909
Issuance of common stock upon exercise of warrants				258			258
Issuance of common stock upon exercise of warrants (in Shares)			82,000
Warrants issued in connection with convertible debt				58			58
Shares issued for reverse stock split
Shares issued for reverse stock split (in Shares)			2,422
Other comprehensive income (loss)						54	54
Net loss					(15,581)		(15,581)
Balance at Dec. 31, 2023			$ 3	$ 55,894	$ (55,073)	$ (46)	$ 778
Balance (in Shares) at Dec. 31, 2023			2,600,311